CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Common Stock	Capital in excess of par value	Retained Earnings	Treasury stock	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 29, 2012	$ 124.1	$ 801.8	$ 1,896.6	$ (977.8)	$ (308.1)	$ 1,536.6
Increase (Decrease) in Stockholders' Equity
Net income			213.2			213.2
Other comprehensive (loss) income, net of tax					19.7	19.7
Repurchase of 3,858,376, 7,416,167, and 6,555,672 shares for treasury for the years ended 2015, 2014, and 2013, respectively				(283.5)		(283.5)
Issuance of 3,019,001, 1,299,931 and 2,240,185 shares under stock-based compensation plans, including tax of $10.6, $(4.1) and $1.7 for the years ended 2015,2014, and 2013, respectively.		10.5	(11.6)	70.7		69.6
Contribution of 348,116, 396,781 and 578,441 shares to 401(k) Plan for the years ended 2015, 2014, and 2013, respectively			6.1	18.4		24.5
Dividends: $1.46, $1.34 and $1.14 per share for the years ended 2015, 2014 and 2013, respectively			(112.0)			(112.0)
Balance at Dec. 28, 2013	124.1	812.3	1,992.3	(1,172.2)	(288.4)	1,468.1
Increase (Decrease) in Stockholders' Equity
Net income			245.1			245.1
Other comprehensive (loss) income, net of tax					(257.1)	(257.1)
Repurchase of 3,858,376, 7,416,167, and 6,555,672 shares for treasury for the years ended 2015, 2014, and 2013, respectively				(355.5)		(355.5)
Issuance of 3,019,001, 1,299,931 and 2,240,185 shares under stock-based compensation plans, including tax of $10.6, $(4.1) and $1.7 for the years ended 2015,2014, and 2013, respectively.		11.6	(2.0)	43.2		52.8
Contribution of 348,116, 396,781 and 578,441 shares to 401(k) Plan for the years ended 2015, 2014, and 2013, respectively			6.2	13.2		19.4
Dividends: $1.46, $1.34 and $1.14 per share for the years ended 2015, 2014 and 2013, respectively			(125.1)			(125.1)
Balance at Jan. 03, 2015	124.1	823.9	2,116.5	(1,471.3)	(545.5)	1,047.7
Increase (Decrease) in Stockholders' Equity
Net income			274.3			274.3
Other comprehensive (loss) income, net of tax					(137.5)	(137.5)
Repurchase of 3,858,376, 7,416,167, and 6,555,672 shares for treasury for the years ended 2015, 2014, and 2013, respectively				(232.3)		(232.3)
Issuance of 3,019,001, 1,299,931 and 2,240,185 shares under stock-based compensation plans, including tax of $10.6, $(4.1) and $1.7 for the years ended 2015,2014, and 2013, respectively.		10.1	11.8	104.5		126.4
Contribution of 348,116, 396,781 and 578,441 shares to 401(k) Plan for the years ended 2015, 2014, and 2013, respectively			8.1	12.1		20.2
Dividends: $1.46, $1.34 and $1.14 per share for the years ended 2015, 2014 and 2013, respectively			(133.1)			(133.1)
Balance at Jan. 02, 2016	$ 124.1	$ 834.0	$ 2,277.6	$ (1,587.0)	$ (683.0)	$ 965.7